NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	6 Months Ended
Jun. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY
There were no new International Financial Reporting Standards (“IFRS”), amendments or interpretations issued by the IASB that became effective in the six months ended June 30, 2025 that had a material impact on the Company's unaudited interim condensed consolidated financial statements.
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.